                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 3/31/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.2%

 Energy - 4.4%

 Integrated Oil & Gas - 3.7%

 704,487

 Exxon Mobil Corp.

 $

 57,774,979

 Oil & Gas Exploration & Production - 0.7%

 438,616

 Cabot Oil & Gas Corp.

 $

 10,487,309

 Total Energy

 $

 68,262,288

 Materials - 4.9%

 Fertilizers & Agricultural Chemicals - 1.5%

 156,718

 Agrium, Inc.

 $

 14,974,405

 271,230

 CF Industries Holdings, Inc.

 7,960,600

 $

 22,935,005

 Specialty Chemicals - 1.2%

 62,464

 The Sherwin-Williams Co.

 $

 19,375,708

 Paper Packaging - 2.2%

 773,598

 Sealed Air Corp.

 $

 33,713,401

 Total Materials

 $

 76,024,114

 Capital Goods - 6.7%

 Aerospace & Defense - 2.2%

 226,120

 Raytheon Co.

 $

 34,483,300

 Building Products - 2.0%

 921,549

 Masco Corp.

 $

 31,323,451

 Industrial Machinery - 2.5%

 295,809

 Illinois Tool Works, Inc.

 $

 39,185,818

 Total Capital Goods

 $

 104,992,569

 Transportation - 2.9%

 Air Freight & Logistics - 1.9%

 272,886

 United Parcel Service, Inc. (Class B)

 $

 29,280,668

 Trucking - 1.0%

 178,409

 JB Hunt Transport Services, Inc.

 $

 16,367,242

 Total Transportation

 $

 45,647,910

 Consumer Durables & Apparel - 1.4%

 Footwear - 1.4%

 381,587

 NIKE, Inc. (Class B)

 $

 21,265,844

 Total Consumer Durables & Apparel

 $

 21,265,844

 Consumer Services - 2.8%

 Restaurants - 2.8%

 754,407

 Starbucks Corp.

 $

 44,049,825

 Total Consumer Services

 $

 44,049,825

 Media - 3.3%

 Cable & Satellite - 3.3%

 1,366,085

 Comcast Corp.

 $

 51,351,135

 Total Media

 $

 51,351,135

 Retailing - 7.3%

 Internet Retail - 4.0%

 69,844

 Amazon.com, Inc. *

 $

 61,919,500

 Home Improvement Retail - 2.4%

 262,583

 The Home Depot, Inc.

 $

 38,555,062

 Automotive Retail - 0.9%

 93,188

 Advance Auto Parts, Inc.

 $

 13,816,053

 Total Retailing

 $

 114,290,615

 Food & Staples Retailing - 2.8%

 Drug Retail - 2.3%

 460,083

 CVS Health Corp.

 $

 36,116,516

 Food Retail - 0.5%

 262,496

 Whole Foods Market, Inc.

 $

 7,801,381

 Total Food & Staples Retailing

 $

 43,917,897

 Food, Beverage & Tobacco - 5.6%

 Brewers - 1.5%

 240,865

 Molson Coors Brewing Co. (Class B)

 $

 23,053,189

 Packaged Foods & Meats - 4.1%

 234,936

 McCormick & Co., Inc.

 $

 22,918,007

 369,482

 The Hershey Co.

 40,365,908

 $

 63,283,915

 Total Food, Beverage & Tobacco

 $

 86,337,104

 Health Care Equipment & Services - 4.4%

 Health Care Supplies - 2.1%

 162,588

 The Cooper Companies, Inc.

 $

 32,499,715

 Managed Health Care - 2.3%

 226,282

 Centene Corp. *

 $

 16,124,855

 94,589

 Humana, Inc.

 19,498,576

 $

 35,623,431

 Total Health Care Equipment & Services

 $

 68,123,146

 Pharmaceuticals, Biotechnology & Life Sciences - 4.5%

 Biotechnology - 2.5%

 159,224

 Alder Biopharmaceuticals, Inc.

 $

 3,311,859

 197,551

 Celgene Corp. *

 24,581,271

 101,489

 Vertex Pharmaceuticals, Inc. *

 11,097,822

 $

 38,990,952

 Pharmaceuticals - 2.0%

 911,735

 Pfizer, Inc.

 $

 31,190,454

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 70,181,406

 Banks - 6.5%

 Diversified Banks - 4.2%

 742,587

 JPMorgan Chase & Co.

 $

 65,228,842

 Regional Banks - 2.3%

 297,385

 The PNC Financial Services Group, Inc.

 $

 35,757,572

 Total Banks

 $

 100,986,414

 Diversified Financials - 9.6%

 Specialized Finance - 2.4%

 612,226

 Intercontinental Exchange, Inc.

 $

 36,653,971

 Consumer Finance - 2.5%

 1,113,125

 Synchrony Financial

 $

 38,180,188

 Asset Management & Custody Banks - 2.2%

 89,612

 BlackRock, Inc.

 $

 34,367,098

 Investment Banking & Brokerage - 2.5%

 966,254

 The Charles Schwab Corp.

 $

 39,432,826

 Total Diversified Financials

 $

 148,634,083

 Insurance - 1.7%

 Insurance Brokers - 1.7%

 358,559

 Marsh & McLennan Companies, Inc.

 $

 26,493,925

 Total Insurance

 $

 26,493,925

 Software & Services - 14.1%

 Internet Software & Services - 6.5%

 53,555

 Alphabet, Inc. (Class A)

 $

 45,403,929

 35,371

 Alphabet, Inc. (Class C)

 29,342,367

 788,726

 eBay, Inc. *

 26,477,532

 $

 101,223,828

 IT Consulting & Other Services - 1.2%

 315,478

 Cognizant Technology Solutions Corp. *

 $

 18,777,251

 Data Processing & Outsourced Services - 2.9%

 497,004

 Visa, Inc.

 $

 44,168,745

 Systems Software - 3.5%

 835,405

 Microsoft Corp.

 $

 55,019,773

 Total Software & Services

 $

 219,189,597

 Technology Hardware & Equipment - 7.6%

 Communications Equipment - 1.8%

 829,613

 Cisco Systems, Inc.

 $

 28,040,919

 Computer Storage & Peripherals - 4.7%

 510,968

 Apple, Inc.

 $

 73,405,662

 Technology Distributors - 1.1%

 295,030

 CDW Corp./DE *

 $

 17,026,181

 Total Technology Hardware & Equipment

 $

 118,472,762

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 495,775

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 16,281,251

 Total Semiconductors & Semiconductor Equipment

 $

 16,281,251

 Telecommunication Services - 3.5%

 Integrated Telecommunication Services - 3.5%

 1,118,413

 Verizon Communications, Inc.

 $

 54,522,634

 Total Telecommunication Services

 $

 54,522,634

 Utilities - 3.2%

 Electric Utilities - 3.2%

 734,431

 American Electric Power Co., Inc.

 $

 49,302,353

 Total Utilities

 $

 49,302,353

 TOTAL COMMON STOCKS

 (Cost $1,323,279,159)

 $

 1,528,326,872

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%

 20,000,000

 U.S. Treasury Bills, 4/13/17 (b)

 $

 19,995,980

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $19,995,372)

 $

 19,995,980

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $1,343,274,530) (a)

 $

 1,548,322,852

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 7,779,828

 TOTAL NET ASSETS - 100.0%

 $

 1,556,102,680

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,345,087,980 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            217,982,028

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

            (14,747,156)

 Net unrealized appreciation

 $

            203,234,872

 (b)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,528,326,872

$
-

$
-

$
1,528,326,872

 U.S. Government and Agency Obligations

19,995,980

-

-

19,995,980

 Total

$
1,548,322,852

$
-

$
-

$
1,548,322,852

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 26, 2017 * Print the name and title of each signing officer under his or her signature.